DECONSOLIDATION OF ORANIM PHARMACY	6 Months Ended
Jun. 30, 2024
Discontinued Operations And Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME [Text Block]
NOTE 9:-	DECONSOLIDATION OF ORANIM PHARMACY

On April 16, 2024, the Company announced that following a reconciliation between the parties regarding all remaining unpaid installments ($1,930) by the company, relating to the Oranim Pharmacy Acquisition completed on March 28, 2022, the parties have mutually agreed to deconsolidate the transaction. As a result, the Company shares (51%) were transferred back to the seller.

The assets and liabilities of Oranim included in the consolidated statement of financial position as of December 31, 2023, and immediately prior to the deconsolidation on April 15, 2024, are as follows:

	April 15, 2024	December 31, 2023
ASSETS

Current assets:
Cash and cash equivalents	$346	$308
Trade receivables	1,324	1,289
Other accounts receivable	758	761
Inventories	837	725

	3,265	3,083
Non-current assets:
Property, plant and equipment, net	783	802
Right-of-use assets, net	533	565
Intangible assets, net	1,414	1,575
Goodwill	3,499	3,455

	6,229	6,397

Total Assets	$9,494	$9,480

	April 15, 2024	December 31, 2023
LIABILITIES

Current liabilities:
Trade payables	$1,597	$1,477
Other accounts payable and accrued expenses	176	230
Purchase consideration payable	2,172	2,097
Put option liability	1,973	2,697
Current maturities of operating lease liabilities	155	152

	6,073	6,653
Non-current liabilities:
Lease liabilities	372	406
Deferred tax liability, net	326	364

	698	770

Total liabilities	$6,771	$7,423
Non controlling interest	$(41)	$219